Income taxes (Details 2) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Income Taxes
Tax Loss Expired And Other	$ 695,370	$ 9,069	$ 0
Global Intangible Low-taxed Income (gilti)		40,643
Income Tax Expense (recovery)	114,187	32,833	0
Current Tax Expense	20,333	32,833	5,678
Deferred Tax Recovery	$ 93,854	$ 0	$ 11,042
Statutory Income Tax Rate	26.50%	26.50%	26.50%
Statutory Income Tax Recovery	$ 1,393,726	$ 889,905	$ 2,143,853
Non-deductible Expenses/ Non-taxable Income	53,470	47,287	79,210
Change In Valuation Allowance	540,925	843,877	2,425,721
Investment Tax Credit	0	0	364,955
Financing Costs Booked To Equity	10,128	0	0
Difference In Foreign Tax Rates	98	0	1,487
True Up Of Tax Returns	$ 0	$ 0	$ 0